Northern Lights Fund Trust

Sierra Tactical Risk Spectrum 50 Fund

Incorporated herein by reference is the definitive version of the supplement for Sierra Tactical Risk Spectrum 50 Fund pursuant to Rule 497 (c) under the Securities Act of 1933, as amended, on June 4, 2021 SEC Accession No. 0001580642-21-002636.